Intangible Assets - Schedule of Discount Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Geo Royalties [Member]
Schedule of Discount Rates [Line Items]
Discount Rates	10.00%	9.50%
Bottom of range [member] | Leo Royalties [Member]
Schedule of Discount Rates [Line Items]
Discount Rates	15.00%	15.00%
Top of range [member] | Leo Royalties [Member]
Schedule of Discount Rates [Line Items]
Discount Rates	20.00%	20.00%